Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Cash flows from operating activities:
Net income	$ 3,790,077	$ 1,957,095
Adjustments to reconcile net income to net cash provided by operating activities:
Vessel depreciation	(1,596,543)	(1,727,085)
Amortization of deferred charges	49,280	61,156
Share-based compensation	28,765	30,404
Loss on sale of vessel	9,417
Unrealized gain on derivative	(527,775)
Amortization of fair value of below market time charters acquired		(846,405)
Changes in operating assets and liabilities	1,422,694	(903,784)
Net cash provided by operating activities	6,369,001	2,025,551
Cash flows from investing activities:
Cash paid for vessels capitalized expenses	(208,457)	(149,420)
Advance received for vessel held for sale		1,133,817
Net cash provided by / (used in) investing activities	(208,457)	984,397
Cash flows from financing activities:
Redemption of Series B preferred shares	(2,000,000)
Proceeds from issuance of common stock, net of commissions paid	743,552
Preferred dividends paid	(91,607)	(161,315)
Offering expenses paid	(60,357)	(40,486)
Repayment of long-term bank loans	(2,185,460)	(3,285,460)
Repayment of related party loan	(2,500,000)
Net cash used in financing activities	(6,093,872)	(3,487,261)
Net (decrease) / increase in cash and cash equivalents and restricted cash	66,672	(477,313)
Cash, cash equivalents and restricted cash at beginning of period	6,338,177	5,930,061
Cash, cash equivalents and restricted cash at end of period	6,404,849	5,452,748
Cash breakdown
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 6,404,849	$ 5,452,748